Expense Example	Jul. 29, 2026 USD ($)
BRANDES INTERNATIONAL EQUITY FUND | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 679
Expense Example, with Redemption, 3 Years	899
Expense Example, with Redemption, 5 Years	1,136
Expense Example, with Redemption, 10 Years	1,816
BRANDES INTERNATIONAL EQUITY FUND | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	275
Expense Example, with Redemption, 3 Years	542
Expense Example, with Redemption, 5 Years	933
Expense Example, with Redemption, 10 Years	1,861	[1]
BRANDES INTERNATIONAL EQUITY FUND | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	277
Expense Example, with Redemption, 5 Years	481
Expense Example, with Redemption, 10 Years	1,072
BRANDES INTERNATIONAL EQUITY FUND | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	258
Expense Example, with Redemption, 5 Years	454
Expense Example, with Redemption, 10 Years	1,019
BRANDES GLOBAL EQUITY FUND | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	690
Expense Example, with Redemption, 3 Years	964
Expense Example, with Redemption, 5 Years	1,258
Expense Example, with Redemption, 10 Years	2,093
BRANDES GLOBAL EQUITY FUND | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	664
Expense Example, with Redemption, 5 Years	1,157
Expense Example, with Redemption, 10 Years	2,299	[2]
BRANDES GLOBAL EQUITY FUND | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	323
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,290
BRANDES GLOBAL EQUITY FUND | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	577
Expense Example, with Redemption, 10 Years	1,313
BRANDES EMERGING MARKETS VALUE FUND | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	699
Expense Example, with Redemption, 3 Years	960
Expense Example, with Redemption, 5 Years	1,242
Expense Example, with Redemption, 10 Years	2,042
BRANDES EMERGING MARKETS VALUE FUND | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	305
Expense Example, with Redemption, 3 Years	634
Expense Example, with Redemption, 5 Years	1,088
Expense Example, with Redemption, 10 Years	2,160	[3]
BRANDES EMERGING MARKETS VALUE FUND | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,352
BRANDES EMERGING MARKETS VALUE FUND | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	326
Expense Example, with Redemption, 5 Years	572
Expense Example, with Redemption, 10 Years	1,275
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	698
Expense Example, with Redemption, 3 Years	958
Expense Example, with Redemption, 5 Years	1,237
Expense Example, with Redemption, 10 Years	2,031
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	290
Expense Example, with Redemption, 3 Years	588
Expense Example, with Redemption, 5 Years	1,011
Expense Example, with Redemption, 10 Years	2,037	[4]
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,306
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	329
Expense Example, with Redemption, 5 Years	575
Expense Example, with Redemption, 10 Years	1,278
BRANDES SMALL CAP VALUE FUND | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	686
Expense Example, with Redemption, 3 Years	922
Expense Example, with Redemption, 5 Years	1,177
Expense Example, with Redemption, 10 Years	1,903
BRANDES SMALL CAP VALUE FUND | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
BRANDES SMALL CAP VALUE FUND | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	261
Expense Example, with Redemption, 5 Years	464
Expense Example, with Redemption, 10 Years	1,049
BRANDES CORE PLUS FIXED INCOME FUND | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	425
Expense Example, with Redemption, 3 Years	651
Expense Example, with Redemption, 5 Years	895
Expense Example, with Redemption, 10 Years	1,593
BRANDES CORE PLUS FIXED INCOME FUND | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	159
Expense Example, with Redemption, 5 Years	297
Expense Example, with Redemption, 10 Years	700
BRANDES CORE PLUS FIXED INCOME FUND | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	156
Expense Example, with Redemption, 5 Years	292
Expense Example, with Redemption, 10 Years	689
BRANDES SEPARATELY MANAGED ACCOUNT RESERVE TRUST | BRANDES SEPARATELY MANAGED ACCOUNT RESERVE TRUST Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	$ 0

[1]	Class C shares automatically convert to Class A shares if held for 8 years. The Class C shares’ 10-year cost examples assume that the Class C shares automatically convert to Class A shares on the first day of the ninth year. For additional information, please see the “Terms of the Conversion Feature” section of the Prospectus.
[2]	Class C shares automatically convert to Class A shares if held for 8 years. The Class C shares’ 10-year cost examples assume that the Class C shares automatically convert to Class A shares on the first day of the ninth year. For additional information, please see the “Terms of the Conversion Feature” section of the Prospectus
[3]	Class C shares automatically convert to Class A shares if held for 8 years. The Class C shares’ 10-year cost examples assume that the Class C shares automatically convert to Class A shares on the first day of the ninth year. For additional information, please see the “Terms of the Conversion Feature” section of the Prospectus
[4]	Class C shares automatically convert to Class A shares if held for 8 years. The Class C shares’ 10-year cost examples assume that the Class C shares automatically convert to Class A shares on the first day of the ninth year. For additional information, please see the “Terms of the Conversion Feature” section of the Prospectus